March 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Income Trust, Inc. (BKT)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2025
BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Sterling COOFS Trust(a)
Series 2004-1, Class A, 2.36%, 04/15/29	$436	$ —
Series 2004-2, Class Note, 2.08%, 03/30/30(b)	182	—
Total Asset-Backed Securities — 0.0% (Cost: $46,739)		—
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations(b) — 0.9%
Bravo Residential Funding Trust, Series 2021-NQM1, Class A1, 0.94%, 02/25/49(c)	34	31,117
Chase Home Lending Mortgage Trust, Series 2019- ATR1, Class A12, 6.50%, 04/25/49(c)	29	28,674
COLT Mortgage Loan Trust
Series 2022-1, Class A1, 4.55%, 04/25/67(c)	84	83,720
Series 2022-2, Class A1, 2.99%, 02/25/67	101	95,236
Series 2022-7, Class A1, 5.16%, 04/25/67	167	166,517
CSMC, Series 2022-ATH1, Class A1A, 2.87%, 01/25/67(c)	94	89,647
Ellington Financial Mortgage Trust, Series 2022-1, Class A1, 2.21%, 01/25/67(c)	202	175,369
Flagstar Mortgage Trust, Series 2021-4, Class A1, 2.50%, 06/01/51(c)	159	129,568
GS Mortgage-Backed Securities Corp. Trust, Series 2022- PJ2, Class A4, 2.50%, 06/25/52(c)	80	65,597
GS Mortgage-Backed Securities Trust, Series 2021-PJ2, Class A2, 2.50%, 11/25/51(c)	77	62,557
Homes Trust, Series 2024-NQM2, Class A1, 5.72%, 10/25/69	92	91,908
JP Morgan Mortgage Trust(c)
Series 2022-DSC1, Class A1, 4.75%, 01/25/63	95	92,815
Series 2022-INV3, Class A3B, 3.00%, 09/25/52	79	67,374
Mello Mortgage Capital Acceptance, Series 2022-INV2, Class A3, 3.00%, 04/25/52(c)	83	70,188
MFA Trust, Series 2020-NQM1, Class A1, 2.48%, 03/25/65(c)	39	37,378
OBX Trust, Series 2022-INC3, Class A1, 3.00%, 02/25/52(c)	81	69,049
PMT Loan Trust, Series 2024-INV1, Class A3, 5.50%, 10/25/59(c)	146	144,597
Provident Funding Mortgage Trust, Series 2024-1, Class A1, 5.50%, 12/25/54(c)	143	141,603
RCKT Mortgage Trust, Series 2022-2, Class A1, 3.00%, 02/25/52(c)	80	68,210
Sequoia Mortgage Trust, Series 2024-INV1, Class A3, 5.50%, 10/25/54(c)	187	184,736
STAR Trust, Series 2021-1, Class M1, 2.36%, 05/25/65(c)	200	172,439
TRK Trust, Series 2021-INV2, Class A1, 1.97%, 11/25/56(c)	109	95,867
Verus Securitization Trust
Series 2022-1, Class A1, 2.72%, 01/25/67	74	68,514
Series 2022-3, Class A1, 4.13%, 02/25/67	286	270,226
Series 2022-7, Class A1, 5.15%, 07/25/67	111	110,254
Series 2024-6, Class A1, 5.80%, 07/25/69	131	131,660
		2,744,820
Commercial Mortgage-Backed Securities — 1.8%
BAMLL Trust, Series 2024-BHP, Class A, (1 mo. Term SOFR + 2.35%), 6.67%, 08/15/39(b)(c)	135	135,175
Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BBCMS Mortgage Trust, Series 2018-TALL, Class A, (1 mo. Term SOFR + 0.92%), 5.24%, 03/15/37(b)(c)	$190	$ 180,043
BLP Commercial Mortgage Trust, Series 2023-IND, Class A, (1 mo. Term SOFR + 1.69%), 6.01%, 03/15/40(b)(c)	500	497,036
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A, (1 mo. Term SOFR + 1.29%), 5.61%, 12/15/39(b)(c)	216	215,135
BX Trust, Series 2024-VLT4, Class A, (1 mo. Term SOFR + 1.49%), 5.81%, 07/15/29(b)(c)	105	104,475
Citigroup Commercial Mortgage Trust, Series 2023, Class A, 5.82%, 10/12/40(b)(c)	340	347,185
CSAIL Commercial Mortgage Trust, Series 2018-C14, Class XA, 0.51%, 11/15/51(c)	1,898	29,365
CSRO Trust, Series 2023, Class A, 7.12%, 07/10/40	177	185,181
GS Mortgage Securities Corp. Trust(b)(c)
Series 2022-ECI, Class A, (1 mo. Term SOFR + 2.19%), 6.51%, 08/15/39	560	560,000
Series 2023-FUN, Class A, (1 mo. Term SOFR + 2.09%), 6.41%, 03/15/28	280	280,000
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.47%, 01/13/40(b)(c)	460	467,992
INV Mortgage Trust, Series 2025-STAY, Class A, (1 mo. Term SOFR + 1.35%), 5.65%, 03/15/42(b)(c)	510	506,175
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BHR5, Class A, (1 mo. Term SOFR + 1.69%), 5.99%, 03/15/40(b)(c)	203	201,478
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1 mo. Term SOFR + 1.54%), 5.86%, 12/15/39(b)(c)	160	159,800
MIRA Trust, Series 2023, Class A, 6.75%, 06/10/38(b)	569	594,407
Wells Fargo Commercial Mortgage Trust(c)
Series 2018-AUS, Class A, 4.06%, 08/17/36(b)	583	565,708
Series 2018-C44, Class XA, 0.70%, 05/15/51	4,634	83,852
		5,113,007
Interest Only Collateralized Mortgage Obligations — 0.0%
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A7, 6.00%, 05/25/37	109	18,499
IndyMac INDX Mortgage Loan Trust, Series 2006-AR33, Class 4AX, 0.17%, 01/25/37(a)	16,919	2
		18,501
Principal Only Collateralized Mortgage Obligations(d) — 0.0%
Residential Asset Securitization Trust, Series 2005-A15, Class 1A8, 0.00%, 02/25/36	82	57,973
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-9, Class CP, 0.01%, 11/25/35	44	24,759
		82,732
Total Non-Agency Mortgage-Backed Securities — 2.7% (Cost: $8,064,907)		7,959,060
U.S. Government Sponsored Agency Securities
Agency Obligations — 4.0%
Federal Farm Credit Banks Funding Corp.
2.75%, 02/22/30	400	373,816
1.84%, 01/25/36	500	380,811

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agency Obligations (continued)
Federal Home Loan Banks, 1.61%, 01/27/33	$300	$ 241,521
Resolution Funding Corp. Principal Strip, 0.00%, 04/15/30(e)	13,000	10,546,473
		11,542,621
Collateralized Mortgage Obligations — 58.8%
Fannie Mae, Series 2024-83, Class FA, (30-day Avg SOFR + 1.15%), 5.49%, 10/25/54(c)	892	889,604
Fannie Mae REMICS
Series 2004-31, Class ZG, 7.50%, 05/25/34	1,429	1,537,785
Series 2005-73, Class DS, (30-day Avg SOFR + 17.25%), 5.97%, 08/25/35(c)	22	22,354
Series 2010-134, Class DB, 4.50%, 12/25/40	4,922	4,902,986
Series 2010-136, Class CY, 4.00%, 12/25/40	2,453	2,390,087
Series 2010-47, Class JB, 5.00%, 05/25/30	1,167	1,178,900
Series 2011-117, Class CP, 4.00%, 11/25/41	14,351	13,704,586
Series 2011-8, Class ZA, 4.00%, 02/25/41	3,204	3,073,351
Series 2011-99, Class CB, 4.50%, 10/25/41	24,004	23,931,798
Series 2012-104, Class QD, 4.00%, 09/25/42	1,639	1,477,672
Series 2013-81, Class YK, 4.00%, 08/25/43	7,000	6,439,425
Series 2017-90, Class WB, 3.00%, 11/25/47	433	347,678
Series 2018-32, Class PS, (30-day Avg SOFR + 7.10%), 2.04%, 05/25/48(c)	3,619	3,165,186
Series 2018-50, Class EB, 4.00%, 07/25/48	2,001	1,942,826
Series 2020-57, Class LI, 2.00%, 08/25/50	5,500	4,002,796
Series 2020-79, Class JA, 1.50%, 11/25/50	186	168,719
Series 2022-25, Class KL, 4.00%, 05/25/52	1,000	906,031
Series 2022-31, Class BZ, 4.00%, 10/25/51	739	633,983
Series 2023-56, Class FA, (30-day Avg SOFR + 1.40%), 5.74%, 11/25/53(c)	614	619,240
Series 2024-48, Class FC, (30-day Avg SOFR + 1.10%), 5.44%, 07/25/54(c)	676	677,476
Series 2024-54, Class FD, (30-day Avg SOFR + 1.25%), 5.59%, 08/25/54(c)	562	564,924
Series 5443, Class FA, (30-day Avg SOFR + 1.20%), 5.54%, 08/25/54(c)	784	786,721
Series 5444, Class FC, (30-day Avg SOFR + 1.12%), 5.46%, 08/25/54(c)	2,249	2,253,975
Freddie Mac REMICS
Series 2218, Class Z, 8.50%, 03/15/30	132	139,183
Series 2731, Class ZA, 4.50%, 01/15/34	996	994,275
Series 2927, Class BZ, 5.50%, 02/15/35	904	929,160
Series 3745, Class ZA, 4.00%, 10/15/40	1,249	1,192,252
Series 3762, Class LN, 4.00%, 11/15/40	2,000	1,890,053
Series 3780, Class ZA, 4.00%, 12/15/40	2,968	2,812,490
Series 3856, Class PB, 5.00%, 05/15/41	5,394	5,517,173
Series 3963, Class JB, 4.50%, 11/15/41	417	416,229
Series 4016, Class BX, 4.00%, 09/15/41	14,602	13,989,789
Series 4269, Class PM, 4.00%, 08/15/41	8,884	8,219,466
Series 4299, Class JY, 4.00%, 01/15/44	1,000	941,437
Series 4384, Class LB, 3.50%, 08/15/43	2,929	2,857,593
Series 4398, Class ZX, 4.00%, 09/15/54	379	341,744
Series 4615, Class LB, 4.50%, 09/15/41	6,620	6,561,397
Series 4748, Class BM, 3.50%, 11/15/47	3,351	2,860,040
Series 4774, Class L, 4.50%, 03/15/48	4,449	4,295,799
Series 4830, Class AV, 4.00%, 10/15/33	1,069	993,903
Series 4921, Class NL, 3.00%, 10/25/49	504	353,747
Series 5230, Class DL, 3.50%, 09/25/44	400	344,934
Series 5249, Class LB, 4.00%, 08/25/52	6,295	5,713,256
Series 5458, Class PF, (30-day Avg SOFR + 1.00%), 5.34%, 09/25/54(c)	269	268,609
Security	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Freddie Mac REMICS (continued)
Series 5468, Class FM, (30-day Avg SOFR + 1.20%), 5.54%, 11/25/54(c)	$789	$ 788,115
Series 5468, Class MF, (30-day Avg SOFR + 1.30%), 5.64%, 11/25/54(c)	611	611,581
Freddie Mac Seasoned Credit Risk Transfer Trust
Series 2018-2, Class MA, 3.50%, 11/25/57	410	395,327
Series 2018-4, Class MA, 3.50%, 03/25/58	2,446	2,341,480
Series 2019-1, Class MA, 3.50%, 07/25/58	774	739,236
Series 2019-2, Class MA, 3.50%, 08/26/58	314	299,772
Freddie Mac Structured Pass-Through Certificates, Series T-11, Class A9, 0.13%, 01/25/28(c)	20	20,244
Ginnie Mae
Series 2011-88, Class PY, 4.00%, 06/20/41	6,449	6,206,178
Series 2012-16, Class HJ, 4.00%, 09/20/40	4,459	4,343,823
Series 2015-96, Class ZM, 4.00%, 07/20/45	9,234	8,628,690
Series 2018-91, Class ZL, 4.00%, 07/20/48	6,708	5,810,030
Series 2022-63, Class ZM, 3.50%, 10/20/50	4,611	3,711,482
		171,146,590
Commercial Mortgage-Backed Securities(c) — 0.4%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K094, Class X1, 0.88%, 06/25/29	1,381	43,334
Series K104, Class X1, 1.11%, 01/25/30	1,315	57,423
Series K105, Class X1, 1.52%, 01/25/30	1,801	107,140
Series K107, Class X1, 1.59%, 01/25/30	1,208	76,103
Series K109, Class X1, 1.57%, 04/25/30	927	59,175
Series K110, Class X1, 1.65%, 04/25/30	371	24,323
Series K113, Class X1, 1.38%, 06/25/30	1,582	91,404
Series K115, Class X1, 1.32%, 06/25/30	1,933	109,327
Series K120, Class X1, 1.03%, 10/25/30	3,840	173,797
Series K122, Class X1, 0.87%, 11/25/30	1,648	65,361
Ginnie Mae
Series 2013-63, Class IO, 0.77%, 09/16/51	2,563	56,440
Series 2014-169, Class IO, 0.60%, 10/16/56	11,708	257,300
		1,121,127
Interest Only Collateralized Mortgage Obligations — 13.8%
Fannie Mae, Series 2021-13, Class AI, 4.00%, 01/25/49	17,911	3,265,685
Fannie Mae REMIC Trust, Series 1999-W4, Class IO, 6.50%, 12/25/28	17	620
Fannie Mae REMICS
Series 2006-36, Class PS, (30-day Avg SOFR + 6.49%), 2.15%, 05/25/36(c)	1,721	166,095
Series 2011-134, Class ST, (30-day Avg SOFR + 5.89%), 1.55%, 12/25/41(c)	10,135	1,024,541
Series 2012-47, Class NI, 4.50%, 04/25/42	151	21,832
Series 2013-10, Class PI, 3.00%, 02/25/43	3,177	386,577
Series 2013-45, Class EI, 4.00%, 04/25/43	1,160	97,301
Series 2015-66, Class AS, (30-day Avg SOFR + 6.14%), 1.80%, 09/25/45(c)	7,292	418,895
Series 2020-12, Class JI, 4.50%, 03/25/50	6,171	1,458,851
Series 2021-23, Class CI, 3.50%, 07/25/46	15,715	2,855,248
Series 2021-26, Class AI, 3.50%, 05/25/50	22,953	4,305,465
Freddie Mac, Series 5119, Class IC, 4.00%, 06/25/51	17,547	3,774,661
Freddie Mac REMICS
Series 3744, Class PI, 4.00%, 06/15/39	275	4,199
Series 3923, Class SD, (30-day Avg SOFR + 5.89%), 1.54%, 09/15/41(c)	13,227	1,297,773
Series 3954, Class SL, (30-day Avg SOFR + 5.89%), 1.54%, 11/15/41(c)	7,500	675,217
Series 4026, Class IO, 4.50%, 04/15/32	397	25,715
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Interest Only Collateralized Mortgage Obligations (continued)
Freddie Mac REMICS (continued)
Series 4706, Class IG, 4.00%, 07/15/47	$11,522	$ 2,263,712
Series 5013, Class JI, 4.00%, 09/25/50	16,413	3,432,954
Series 5083, Class IN, 4.50%, 07/25/32	8,670	685,155
Series 5116B, Class CI, 3.00%, 06/25/51	16,712	2,270,578
Series 5138, Class IP, 3.00%, 04/25/51	15,665	2,666,555
Series 5236, Class JI, 4.00%, 02/25/52	29,120	3,390,755
Ginnie Mae
Series 2009-116, Class KS, (1 mo. Term SOFR + 6.36%), 2.04%, 12/16/39(c)	390	35,382
Series 2011-52, Class MJ, (1 mo. Term SOFR + 6.54%), 2.22%, 04/20/41(c)	1,866	127,860
Series 2012-97, Class JS, (1 mo. Term SOFR + 6.14%), 1.82%, 08/16/42(c)	2,382	105,898
Series 2017-101E, Class SL, (1 mo. Term SOFR + 6.09%), 1.77%, 07/20/47(c)	7,217	879,198
Series 2022-10, Class IT, 3.50%, 01/20/52	10,861	1,630,126
series 2022-60H, Class IH, 2.50%, 02/20/51	20,730	3,042,938
Vendee Mortgage Trust, Series 1999-2, Class 1IO, 0.00%, 05/15/29(c)	3,455	3
		40,309,789
Mortgage-Backed Securities — 50.1%
Fannie Mae Mortgage-Backed Securities, 4.00%, 02/01/56 - 01/01/57(f)	27,421	25,796,935
Freddie Mac Mortgage-Backed Securities
5.50%, 01/01/39(f)	3,356	3,428,132
4.00%, 05/01/39	133	129,811
3.50%, 01/01/46	681	635,464
Ginnie Mae Mortgage-Backed Securities
8.00%, 05/15/26 - 06/15/27	3	3,066
5.00%, 11/15/35 - 10/20/39	815	829,779
6.50%, 12/20/54	1,577	1,649,466
Uniform Mortgage-Backed Securities
1.50%, 06/01/31	486	453,020
5.50%, 02/01/33 - 04/01/53(f)	3,930	3,986,185
5.00%, 06/01/33 - 04/14/55(f)(g)	26,480	26,292,434
4.00%, 09/01/33 - 10/01/53(f)(h)	25,257	23,907,478
3.50%, 02/01/35 - 04/15/55(g)	5,242	4,755,627
6.00%, 02/01/36 - 03/01/38	52	53,944
6.50%, 10/01/38 - 10/01/53	1,750	1,817,761
4.50%, 04/01/39 - 05/13/55(f)(g)	23,348	22,448,433
2.50%, 04/15/40(g)	180	166,507
3.00%, 03/01/43 - 04/15/55(g)	34,195	29,678,023
		146,032,065
Principal Only Collateralized Mortgage Obligations(d) — 1.7%
Fannie Mae Interest Strip
Series 337, Class 1, 0.01%, 07/25/33	1,350	1,165,153
Series 397, Class 1, 0.01%, 09/25/39	1,796	1,409,572
Fannie Mae REMIC Trust, Series 1999-W4, Class PO, 0.00%, 02/25/29	9	8,796
Fannie Mae REMICS
Series 2002-13, Class PR, 0.01%, 03/25/32	12	10,774
Series 2011-90, Class AO, 0.01%, 09/25/41	3,051	2,348,579
		4,942,874
Total U.S. Government Sponsored Agency Securities — 128.8% (Cost: $407,220,519)		375,095,066
Security	Par (000)	Value
U.S. Treasury Obligations
U.S. Treasury Bonds
2.25%, 05/15/41	$840	$ 622,486
2.75%, 08/15/42 - 11/15/42(f)	950	741,705
2.88%, 05/15/52	1,525	1,107,233
U.S. Treasury Notes
4.13%, 10/31/26 - 03/31/29	1,300	1,305,412
4.25%, 11/30/26 - 06/30/31	2,790	2,812,018
4.38%, 11/30/28	700	710,883
4.00%, 01/31/29 - 02/15/34	820	820,283
4.63%, 04/30/29	2,700	2,770,348
1.13%, 02/15/31	330	280,887
Total U.S. Treasury Obligations — 3.9% (Cost: $11,053,815)		11,171,255
Total Long-Term Investments — 135.4% (Cost: $426,385,980)		394,225,381
Short-Term Securities
Borrowed Bond Agreement — 0.3%
BNP Paribas SA, 4.39%, 04/01/25 (Purchased on 31/03/2025 to be repurchased at $724,517, Collateralized by U.S. Treasury Bonds, 2.75%, 11/15/42, par and fair values of $917,000 and $713,254, respectively)	724	724,430

	Shares
Money Market Funds — 1.7%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.22%(i)(j)	5,089,843	5,089,843
Total Short-Term Securities — 2.0% (Cost: $5,814,273)		5,814,273
Total Investments Before Borrowed Bonds and TBA Sale Commitments — 137.4% (Cost: $432,200,253)		400,039,654

Par (000)
Borrowed Bonds
U.S. Governments Obligations — (0.2)%
U.S. Treasury Bonds, 2.75%, 11/15/42	$(917)	(713,254)
Total Borrowed Bonds — (0.2)% (Proceeds: $(842,347))		(713,254)

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
TBA Sale Commitments
Mortgage-Backed Securities — (2.7)%
Uniform Mortgage-Backed Securities, 4.50%, 04/15/55(g)	$(8,122)	$ (7,768,428)
Total TBA Sale Commitments — (2.7)% (Proceeds: $(7,749,065))		(7,768,428)
Total Investments, Net of Borrowed Bonds and TBA Sale Commitments — 134.5% (Cost: $423,608,841)		391,557,972
Liabilities in Excess of Other Assets — (34.5)%		(100,374,922)
Net Assets — 100.0%		$ 291,183,050

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Rates are discount rates or a range of discount rates as of period end.
(e)	Zero-coupon bond.
(f)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(g)	Represents or includes a TBA transaction.
(h)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 8,180,892	$ —	$ (3,091,049)(a)	$ —	$ —	$ 5,089,843	5,089,843	$ 62,000	$ —

(a)	Represents net amount purchased (sold).
Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
HSBC Securities (USA), Inc.	4.46%	03/12/25	04/14/25	$ 3,885,646	$ 3,896,816	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.46	03/12/25	04/14/25	7,666,954	7,685,001	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.46	03/12/25	04/14/25	3,052,150	3,059,335	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.46	03/12/25	04/14/25	17,288,567	17,329,263	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.46	03/12/25	04/14/25	4,967,871	4,979,564	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.46	03/12/25	04/14/25	3,065,915	3,073,132	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.46	03/12/25	04/14/25	1,869,648	1,874,049	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.46	03/12/25	04/14/25	3,330,178	3,338,017	U.S. Government Sponsored Agency Securities	Up to 30 Days
Morgan Stanley & Co. LLC	4.46	03/12/25	04/14/25	5,012,256	5,024,054	U.S. Government Sponsored Agency Securities	Up to 30 Days
Morgan Stanley & Co. LLC	4.46	03/12/25	04/14/25	5,074,209	5,086,153	U.S. Government Sponsored Agency Securities	Up to 30 Days
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Income Trust, Inc. (BKT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Morgan Stanley & Co. LLC	4.46%	03/12/25	04/14/25	$ 5,316,981	$ 5,329,496	U.S. Government Sponsored Agency Securities	Up to 30 Days
Morgan Stanley & Co. LLC	4.46	03/12/25	04/14/25	5,049,949	5,061,836	U.S. Government Sponsored Agency Securities	Up to 30 Days
				$ 65,580,324	$ 65,736,716

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Treasury Note	229	06/18/25	$ 25,516	$ 357,361
5-Year U.S. Treasury Note	66	06/30/25	7,146	78,272
				435,633
Short Contracts
10-Year U.S. Ultra Long Treasury Note	123	06/18/25	14,074	(202,002)
U.S. Long Bond	121	06/18/25	14,244	(219,523)
2-Year U.S. Treasury Note	71	06/30/25	14,714	(73,884)
				(495,409)
				$ (59,776)
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day SOFR, 4.41%	Quarterly	0.17%	Quarterly	N/A	10/21/25	USD	137	$ (4,124)	$ (4)	$ (4,120)
0.18%	Quarterly	1-day FEDL, 4.33%	Quarterly	N/A	10/21/25	USD	137	4,106	3	4,103
								$ (18)	$ (1)	$ (17)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Income Trust, Inc. (BKT)

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ —	$ —	$ —
Non-Agency Mortgage-Backed Securities	—	7,959,058	2	7,959,060
U.S. Government Sponsored Agency Securities	—	375,095,066	—	375,095,066
U.S. Treasury Obligations	—	11,171,255	—	11,171,255
Short-Term Securities
Borrowed Bond Agreement	—	724,430	—	724,430
Money Market Funds	5,089,843	—	—	5,089,843
Liabilities
Investments
Borrowed Bonds	—	(713,254)	—	(713,254)
TBA Sale Commitments	—	(7,768,428)	—	(7,768,428)
	$5,089,843	$386,468,127	$2	$391,557,972
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$ 435,633	$ 4,103	$ —	$ 439,736
Liabilities
Interest Rate Contracts	(495,409)	(4,120)	—	(499,529)
	$(59,776)	$(17)	$—	$(59,793)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $65,736,716 are categorized as Level 2 within the fair value hierarchy.

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
FEDL	Fed Funds Effective Rate
IO	Interest Only
PO	Principal Only
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIP	Separate Trading of Registered Interest & Principal
TBA	To-Be-Announced
Schedule of Investments